Pension and severance plans	12 Months Ended
Mar. 31, 2021
Retirement Benefits [Abstract]
Pension and severance plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans
Upon terminating employment, employees of Sony Group Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum
indemnities or pension payments as described below. Sony Group Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.
Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments
b
y the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum
amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.
From April 1, 2012, Sony Group Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.
From October 1, 2019, Sony Group Corporation and substantially all of its subsidiaries in Japan have amended their defined benefit pension plans and have implemented defined contribution plans for all employees other than those employees that had retired before the amendments. As a result, accrued pension and severance costs decreased 74,872 million yen and accumulated other comprehensive income increased 81,230 million yen in the consolidated balance sheets as of the fiscal year ended March 31, 2020. In addition, a loss on the pension plan amendment of 6,358 million yen was recorded in other expenses in the consolidated statements of income for the fiscal year ended March 31, 2020.
In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.
The components of net periodic benefit costs for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:
Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Service cost	23,128	17,948	12,763
Interest cost	7,020	4,162	3,684
Expected return on plan assets	(16,695)	(17,040)	(10,802)
Recognized actuarial loss	15,365	12,969	8,852
Amortization of prior service costs	(7,864)	(4,294)	(343)
Losses on curtailments and settlements	—	6,358	—

Net periodic benefit costs	20,954	20,103	14,154

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Service cost	2,780	3,616	2,767
Interest cost	10,083	9,212	6,509
Expected return on plan assets	(11,797)	(10,916)	(6,395)
Recognized actuarial loss	2,656	2,606	3,614
Amortization of prior service costs	(269)	2	1,058
Losses on curtailments and settlements	1,804	68	2,128

Net periodic benefit costs	5,257	4,588	9,681

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,034,954	658,863	351,918	359,811
Service cost	17,948	12,763	3,616	2,767
Interest cost	4,162	3,684	9,212	6,509
Plan participants’ contributions	—	—	487	269
Plan amendments	—	—	10,210	157
Actuarial (gain) loss	(3,330)	271	19,776	32,432
Foreign currency exchange rate changes	—	—	(16,919)	29,486
Curtailments and settlements	(359,205)	—	(4,434)	(14,587)
Other	2	43	—	—
Benefits paid	(35,668)	(35,563)	(14,055)	(18,555)

Benefit obligation at end of the fiscal year	658,863	640,061	359,811	398,289

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	742,204	437,206	274,749	281,110
Actual return on plan assets	2,942	59,536	26,738	(596)
Foreign currency exchange rate changes	—	—	(14,904)	25,433
Employer contribution	7,453	2,333	9,916	38,169
Plan participants’ contributions	—	—	487	269
Curtailments and settlements	(284,333)	—	(3,146)	(11,927)
Benefits paid	(31,060)	(22,664)	(12,730)	(16,967)

Fair value of plan assets at end of the fiscal year	437,206	476,411	281,110	315,491

Funded status at end of the fiscal year	(221,657)	(163,650)	(78,701)	(82,798)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Noncurrent assets	3,391	5,746	24,777	13,660
Current liabilities	—	—	(4,355)	(12,364)
Noncurrent liabilities	(225,048)	(169,396)	(99,123)	(84,094)

Ending balance	(221,657)	(163,650)	(78,701)	(82,798)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Prior service cost (credit)	(369)	(26)	10,058	9,350
Net actuarial loss	223,354	163,401	66,326	102,821

Ending balance	222,985	163,375	76,384	112,171

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Accumulated benefit obligations	654,209	635,285	354,100	392,375
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Accumulated benefit obligations	640,890	621,296	226,080	200,020
Fair value of plan assets	420,497	456,662	130,955	109,468
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Projected benefit obligations	645,544	626,057	234,652	205,915
Fair value of plan assets	420,497	456,662	131,546	109,468
Weighted-average assumptions used to determine benefit obligations as of March 31, 2020 and 2021 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2020	2021	2020	2021
Discount rate	0.6%	0.6%	2.0%	1.4%
Interest crediting rate	3.4	3.4	4.8	4.8
Rate of compensation increase	*	*	2.2	2.5

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.
Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2019	2020	2021	2019	2020	2021
Discount rate	0.8%	0.6%	0.6%	2.9%	2.8%	2.0%
Expected return on plan assets	2.6	2.6	2.5	4.4	4.2	2.3
Interest crediting rate	3.5	3.5	3.4	4.8	4.8	4.8
Rate of compensation increase	*	*	*	2.6	2.3	2.2

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.
Sony reviews these assumptions for changes in circumstances.
The weighted-average rate of compensation increase is calculated based only on the pay-related
plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.
The mortality rate assumptions are based on life expectancy and death rates for different types of participants.
To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation
a
mong assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.
The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing their dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2021, are, as a result of Sony’s asset liability management, 20% of equity securities, 51% of fixed income securities and 29% of other investments for the pension plans of Sony Group Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 6% of equity securities, 29% of fixed income securities and 65% of other investments for the pension plans of foreign subsidiaries.
The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	24,851	24,851	—	—
Equity:
Equity securities *1	50,646	47,308	3,338	—
Fixed income:
Government bonds *2	107,478	1,087	106,391	—
Corporate bonds *3	71,192	20	71,172	—
Asset-backed securities *4	1,090	—	1,090	—
Commingled funds *5	58,740	—	58,740	—
Commodity funds *6	21,823	—	21,823	—
Private equity *7	30,191	—	—	30,191
Hedge funds *8	48,410	—	—	48,410
Real estate and other *9	22,785	—	(2,586)	25,371

Total	437,206	73,266	259,968	103,972

	Japanese plans
	Yen in millions
	Fair value at March 31, 2021	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	53,298	53,298	—	—
Equity:
Equity securities *1	63,927	59,946	3,981	—
Fixed income:
Government bonds *2	116,687	1,149	115,538	—
Corporate bonds *3	30,348	19	30,329	—
Asset-backed securities *4	1,029	—	1,029	—
Commingled funds *5	89,281	—	89,281	—
Commodity funds *6	22,283	—	22,283	—
Private equity *7	29,153	—	—	29,153
Hedge funds *8	47,384	—	—	47,384
Real estate and other *9	23,021	—	(2,488)	25,509

Tota l	476,411	114,412	259,953	102,046

*1
Includes approximately
37
 percent and
42
 percent of Japanese equity securities, and
63
 percent and
58
 percent of foreign equity securities for the fiscal years ended March 31, 2020 and 2021, respectively.

*2
Includes approximately
36
 percent of debt securities issued by Japanese national and local governments, and
64
 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2020 and 2021.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5
Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately
50
 percent and
54
 percent of investments in equity,
45
 percent and
43
 percent of investments in fixed income, and
5
 percent and
3
 percent of investments in other for the fiscal years ended March 31, 2020 and 2021, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,632	4,632	—	—
Equity:
Equity securities *1	18,380	17,762	618	—
Fixed income:
Government bonds *2	93,826	—	93,826	—
Corporate bonds *3	31,769	—	31,769	—
Asset-backed securities	1,320	—	1,320	—
Insurance contracts *4	19,334	—	7,156	12,178
Commingled funds *5	78,280	—	78,280	—
Real estate and other *6	33,569	—	11,272	22,297

Total	281,110	22,394	224,241	34,475

	Foreign plans
	Yen in millions
	Fair value at March 31, 2021	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	5,914	5,914	—	—
Equity:
Equity securities *1	11,349	10,631	718	—
Fixed income:
Government bonds *2	18,843	—	18,843	—
Corporate bonds *3	59,071	—	59,071	—
Asset-backed securities	120	—	120	—
Insurance contracts *4	156,567	—	7,480	149,087
Commingled funds *5	59,867	—	59,867	—
Other	3,760	—	69	3,691

Total	315,491	16,545	146,168	152,778

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Includes annuity contracts with or without profit sharing and bulk insurance contracts.

*5
Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.
Each level in the fair value hierarchy, in which each plan asset is classified, is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.
The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. The valuation techniques are applied consistently from period to period.
Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.
The fair value of fixed income
s
ecurities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. These assets are generally classified as level 2.
The fair value of annuity contracts with or without profit sharing is estimated using the valuation techniques for fixed income securities explained above. These assets are generally classified as level 2.
Bulk insurance contracts are valued based on actuarial estimates of the market price of the contracts, whose underlying figures are unobservable. These assets are generally classified as level 3.
Commingled funds are typically measured using the valuation provided by the administrator of the fund and reviewed by Sony. The valuation is based on Sony’s interest in the value of the underlying assets owned by the fund minus liabilities. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.
Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.
Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3.
Hedge funds are measured using the valuation provided by the administrator or custodian of the fund and reviewed by Sony. The valuation is based on Sony’s interest in the value of the underlying assets owned by the fund minus liabilities. These investments are classified as level 3.
The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2020 and 2021
:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2019	27,956	71,606	21,392	120,954
Return on assets held at end of year	2,649	(648)	418	2,419
Purchases, sales, and settlements, net	(414)	(22,548)	3,561	(19,401)

Ending balance at March 31, 2020	30,191	48,410	25,371	103,972

Return on assets held at end of year	7,793	4,199	1,558	13,550
Purchases, sales, and settlements, net	(1,083)	(4,182)	178	(5,087)
Transfers, net	(7,748)	(1,043)	(1,598)	(10,389)

Ending balance at March 31, 2021	29,153	47,384	25,509	102,046

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Real estate and other	Total

Beginning balance at April 1, 2019	12,494	22,089	34,583
Return on assets held at end of year	559	132	691
Purchases, sales, and settlements, net	(373)	755	382
Other *	(502)	(679)	(1,181)

Ending balance at March 31, 2020	12,178	22,297	34,475

Return on assets held at end of year	(3,904)	(402)	(4,306)
Purchases, sales, and settlements, net	139,769	(19,605)	120,164
Other *	1,044	1,401	2,445

Ending balance at March 31, 2021	149,087	3,691	152,778

*	Primarily consists of translation adjustments.
Sony makes contributions
to
its defined benefit pension plans as deemed
appropriate
by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 2 billion yen to the Japanese plans and approximately 12 billion yen to the foreign
plans during the fiscal year ending March 31, 2022.
The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2022	38,662	106,434
2023	36,885	12,742
2024	38,468	13,063
2025	37,414	13,633
2026	37,947	13,735
2027 — 2031	183,084	76,482
(2)	Defined contribution plans
Total defined contribution expenses for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Japanese plans	3,353	6,925	10,992
Foreign plans	11,602	10,313	9,639